Long-term investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-term investments
Equity method investments					¥ 284,536	¥ 262,338	¥ 476,853
Equity securities measured at fair value	$ 13,969				69,319	101,293
Total long-term investments					353,855	363,631	¥ 1,152,677
Impairment loss | $	$ 0		$ 0
Number of shares | shares	2,030,374	2,030,374
Fair value of securities	$ 13,969				69,319	¥ 101,293
Fair value change	$ 3,823	¥ 27,722		$ (2,323)	¥ (16,843)